American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2045 Portfolio
April 30, 2021

One Choice 2045 Portfolio - Schedule of Investments
APRIL 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 50.5%
Focused Dynamic Growth Fund G Class	976,864	58,475,096
NT Disciplined Growth Fund G Class	1,392,511	21,987,751
NT Equity Growth Fund G Class	6,691,386	84,779,857
NT Focused Large Cap Value Fund G Class	15,658,973	203,879,826
NT Growth Fund G Class	5,491,273	122,729,942
NT Heritage Fund G Class	6,306,516	103,805,254
NT Mid Cap Value Fund G Class	8,643,211	129,388,864
Small Cap Growth Fund G Class	918,108	25,936,560
Small Cap Value Fund G Class	2,469,581	28,202,610
Sustainable Equity Fund G Class	3,626,586	155,943,180
		935,128,940
International Equity Funds — 21.7%
Non-U.S. Intrinsic Value Fund G Class	5,246,893	53,675,716
NT Emerging Markets Fund G Class	6,049,336	92,494,349
NT Global Real Estate Fund G Class	3,444,152	42,053,094
NT International Growth Fund G Class	7,315,805	107,834,966
NT International Small-Mid Cap Fund G Class	2,838,398	42,036,674
NT International Value Fund G Class	6,167,901	64,639,604
		402,734,403
Domestic Fixed Income Funds — 20.3%
Inflation-Adjusted Bond Fund G Class	3,975,908	50,454,267
NT Diversified Bond Fund G Class	23,395,464	261,327,328
NT High Income Fund G Class	6,380,712	63,807,124
		375,588,719
International Fixed Income Funds — 7.5%
Emerging Markets Debt Fund G Class	3,488,572	37,013,753
Global Bond Fund G Class	9,747,844	101,962,447
		138,976,200
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,376,075,801)		1,852,428,262
OTHER ASSETS AND LIABILITIES†		1,896
TOTAL NET ASSETS — 100.0%		$1,852,430,158

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$55,802	$336	$8,037	$10,374	$58,475	977	$5,112	$336
NT Disciplined Growth Fund	19,265	2,712	675	686	21,988	1,393	169	2,664
NT Equity Growth Fund	75,332	8,582	8,746	9,612	84,780	6,691	635	8,582
NT Focused Large Cap Value Fund(3)	173,067	8,397	18,603	41,019	203,880	15,659	1,482	5,185
NT Growth Fund	109,095	14,612	11,799	10,822	122,730	5,491	3,424	12,246
NT Heritage Fund	93,138	14,148	17,514	14,033	103,805	6,307	4,979	9,063
NT Mid Cap Value Fund	109,107	3,845	16,356	32,793	129,389	8,643	1,934	3,514
Small Cap Growth Fund	25,426	2,411	7,344	5,443	25,936	918	1,617	2,411
Small Cap Value Fund	22,120	297	7,999	13,785	28,203	2,470	803	297
Sustainable Equity Fund	137,851	1,936	16,385	32,541	155,943	3,627	2,683	1,706
Non-U.S. Intrinsic Value Fund	44,820	1,688	6,759	13,927	53,676	5,247	(393)	1,268
NT Emerging Markets Fund	86,226	7,394	14,281	13,155	92,494	6,049	5,196	1,560
NT Global Real Estate Fund	33,987	1,864	771	6,973	42,053	3,444	6	649
NT International Growth Fund	96,886	3,511	9,049	16,487	107,835	7,316	3,101	3,259
NT International Small-Mid Cap Fund	38,860	1,505	6,900	8,572	42,037	2,838	1,430	1,505
NT International Value Fund	55,189	1,807	6,637	14,281	64,640	6,168	(216)	1,807
Inflation-Adjusted Bond Fund	37,124	12,223	71	1,178	50,454	3,976	1	223
NT Diversified Bond Fund	189,873	91,815	10,727	(9,634)	261,327	23,395	(230)	6,284
NT High Income Fund	47,076	13,189	482	4,024	63,807	6,381	(11)	2,591
Emerging Markets Debt Fund	27,685	8,743	229	815	37,014	3,489	2	1,117
Global Bond Fund	72,412	29,811	110	(151)	101,962	9,748	—	657
U.S. Government Money Market Fund	38,287	5,054	43,341	—	—	—	—	13
	$1,588,628	$235,880	$212,815	$240,735	$1,852,428	130,227	$31,724	$66,937
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.